Property, Software and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Software and Equipment, Net [Abstract]
Schedule of property, software and equipment, net
	December 31,
	2021	2022
Cost
Vehicles	1,094	979
Office equipment and furniture	201	184
Electronic equipment	10,277	10,587
Computer software (i)	5,053	16,523
Leasehold improvements	825	762
Others	794	733
Total	18,244	29,768
Less: accumulated depreciation	(7,505)	(11,277)
Software and equipment, net	$10,739	18,491

(i) In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide automotive after-sales services and insurance intermediation services to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.